Provisions - Provision for aircraft maintenance on leased aircraft (Details) € in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€) aircraft	Mar. 31, 2024 EUR (€) aircraft	Mar. 31, 2023 EUR (€) aircraft
Provision for aircraft maintenance on leased aircraft
Disclosure of other provisions [line items]
Other provisions at beginning of year	€ 184.1	€ 169.8	€ 98.8
Increase in provision during the year	18.5	27.5	71.0
Utilization of provision upon the hand-back of aircraft	(8.0)	(13.2)
Other provisions at end of year	€ 194.6	€ 184.1	€ 169.8
Airbus A320
Disclosure of other provisions [line items]
Number of leased aircraft returned to lessor | aircraft	1	2	1